Fair values (Tables)	12 Months Ended
Mar. 31, 2026
Fair Values [Abstract]
Summary of carrying amounts and fair value of the financial instruments

Set out below, is a comparison by class of the carrying amounts and fair value of the financial instruments of the Group:

	As at March 31, 2025		As at March 31, 2026		As at March 31, 2026
	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
	(INR)	(INR)	(INR)	(INR)	(USD)	(USD)
Financial assets

Measured at amortised cost
Security deposits	754	754	1,007	1,007	11	11
Bank deposits with remaining maturity for more than twelve months	2,433	2,433	3,792	3,792	40	40
Trade receivables	24,268	24,268	24,094	24,094	257	257
Cash and cash equivalents	40,419	40,419	22,845	22,845	243	243
Bank balances other than cash and cash equivalents	40,099	40,099	46,706	46,706	498	498
Advances recoverable	634	634	713	713	8	8
Interest accrued on fixed deposits	900	900	1,059	1,059	11	11
Interest accrued on loans to related parties	15	15	—	—	—	—
Government grant receivable	288	288	679	679	7	7
Deferred consideration receivable	385	385	351	351	4	4
Loans to related parties	284	284	—	—	—	—
Loans to other body corporates	—	—	250	250	3	3
Interest accrued on loans to other body corporate	—	—	15	15	0	0
Insurance claim receivable	448	448	1,051	1,051	11	11
Interest accrued on receivables	—	—	1,013	1,013	11	11
Other current financial assets	107	107	474	474	5	5

Measured at fair value
Investments	1,342	1,342	8,685	8,685	93	93

Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	7,398	7,398	15,575	15,575	166	166

Financial liabilities
Measured at amortised cost
Interest-bearing loans and borrowings - long term	642,691	631,249	710,908	682,928	7,578	7,278
Interest accrued	5,405	5,405	5,046	5,046	54	54
Capital creditors	32,545	32,545	44,176	44,176	471	471
Purchase consideration payable	44	44	4	4	0	0
Liability for operation and maintenance	1,323	1,323	1,323	1,323	14	14
Interest-bearing loans and borrowings - short term	80,327	80,327	56,859	56,859	606	606
Trade payables	8,173	8,173	17,820	17,820	190	190

Financial liabilities at fair value
Liability for put options with non-controlling interests	6,371	6,371	5,644	5,644	60	60
Derivative instruments - share warrants	190	190	14	14	0	0

Financial liabilities designated as fair value through profit or loss
Liability for put options	—	—	9,047	9,047	96	96

Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	857	857	103	103	1	1